UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number  811-08683

TANAKA Funds, Inc.

 (Exact name of registrant as specified in charter)

369 Lexington Avenue, 20th Floor, New York, NY 10017

 (Address of principal executive offices)             (Zip code)

Greg Getts

Mutual Shareholder Services

8000 Town Centre Dr. Suite 400

Broadview Hts., OH  44147

(Name and address of agent for service)

Registrant's telephone number, including area code:  877-482-6252

Date of fiscal year end:   November 30

Date of reporting period:  August 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments.

	Tanaka Growth Fund
	Schedule of Investments
	August 31, 2012 (Unaudited)

Shares		Value

COMMON STOCKS - 96.19%

Accident & Health Insurance - 4.53%
10,685	Aflac, Inc.	$ 493,433

Beverages - 1.37%
2,055	Pepsico, Inc.	148,844

Biological Products - 0.04%
112,817	Mymetics Corp. (Switzerland) *	4,287

Cigarettes - 5.61%
11,590	Altria Group, Inc.	393,596
2,435	Philip Morris International, Inc.	217,446
		611,042
Computer & Office Equipment - 3.10%
1,735	International Business Machines Corp.	338,065

Crude Petroleum & Natural Gas - 10.02%
4,625	Anadarko Petroleum Corp.	320,374
39,500	Harvest Natural Resources, Inc. *	336,935
66,110	Sandridge Energy, Inc. *	434,342
		1,091,651
Electric Housewares & Fans - 1.43%
4,970	Helen of Troy Corp. (Bermuda) *	156,257

Electrical Industrial Apparatus - 5.10%
65,180	Zoltek Co., Inc. *	555,985

Electronic Computers - 8.97%
1,470	Apple, Inc.	977,903

Industrial Instruments For Measurement, Display and Control - 1.95%
22,740	Rudolph Technologies, Inc. *	212,392

Measuring & Controlling Device - 3.47%
24,860	Nanometrics, Inc. *	378,618

Petroleum Refining - 0.76%
950	Exxon Mobil Corp.	82,935

Pharmaceutical Preparations - 2.93%
116,522	Catalyst Pharmaceuticals Partners, Inc. *	174,783
28,261	Catalyst Pharmaceuticals Partners, Inc. Warrants*	5,652
2,715	Valeant Pharmaceuticals, Inc. *	139,198
		319,633
Plastic Foam Products - 2.65%
65,710	China XD Plastics Co. Ltd. (China) *	288,467

Primary Smelting & Refining of Nonferrous Metals - 0.00%
27,365	Blue Earth Refineries, Inc. (China) *	0

Radio & TV Broadcasting & Communications Equipment - 4.32%
7,659	Qualcomm, Inc.	470,722

Retail-Auto Parts - 1.70%
38,225	Motor Parts America, Inc. *	185,391

Retail-Drug Stores & Proprietary Stores - 1.73%
5,260	Walgreen Co.	188,098

Retail-Eating Places - 1.70%
2,900	Yum Brands, Inc.	184,788

Security Brokers, Dealers & Flotation Companies - 1.94%
6,457	Stifel Financial Corp. *	211,015

Semiconductors & Related Devices - 4.27%
16,065	Intel Corp.	398,894
9,655	Sigma Designs, Inc. *	66,330
		465,224
Services-Medical Laboratories - 2.68%
11,194	Bio-Reference Laboratories, Inc. *	292,387

Special Industry Machinery - 7.61%
11,105	ASML Holdings NV (Netherlands)	630,431
211,750	Mattson Technology, Inc. *	198,939
		829,370
Surgical & Medical Instruments - 0.65%
720	Bard C R, Inc.	70,639

Telephone & Telegraph Apparatus - 0.00%
127	Nortel Networks Corp. (Canada) *	1

Telephone Communications (No Radio Telephones) - 0.84%
51,145	Multiband Corp. *	92,061

Wholesale-Drugs, Proprietaries - 1.96%
5,150	NU Skin Enterprises, Inc.	213,674

Wholesale-Industrial Machinery - 14.86%
5,656	KHD Humboldt Wedag International AG (Germany) *	32,239
186,928	MFC Industrial Ltd. (Canada)	1,587,018
		1,619,257
Wholesale-Petroleum & Petroleum Products - 0.00%
245,630	Fuelnation, Inc. *	0

TOTAL FOR COMMON STOCKS (Cost $10,383,016) - 96.19%		$ 10,482,139

SHORT TERM INVESTMENTS - 3.91%
426,283	Huntington conservative Deposit Account 0.08% * * (Cost $426,283)	426,283

TOTAL INVESTMENTS (Cost $10,809,299) - 100.10%		$ 10,908,422

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.10%)		(10,753)

NET ASSETS - 100.00%		$ 10,897,669

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at August 31, 2012.

NOTES TO FINANCIAL STATEMENTS
Tanaka Growth Fund
1. SECURITY TRANSACTIONS

At August 31, 2012 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $10,809,299 amounted to $99,123 which consisted of aggregate gross unrealized appreciation of $1,486,809 and aggregate gross unrealized depreciation of $1,387,686.

2. SECURITY VALUATION

Equity  securities are valued by using  market quotations,  but may be valued on the  basis of  prices  furnished  by a pricing service  when the  Advisor  believes  such  prices  accurately  reflect the fair market  value of such  securities.  Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price.  Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price.  When  market  quotations  are not readily available,  when the Advisor  determines that the market  quotation or the price provided by the pricing  service does not accurately  reflect the current market value  or  when  restricted  or  illiquid  securities  are  being  valued,  such securities  are  valued  as  determined  in  good  faith  by  the  Advisor,   in conformity with guidelines adopted by and subject to review of the Board.

Fixed income  securities  generally are valued by using market  quotations,  but may be valued on the basis of prices  furnished  by a pricing  service  when the Advisor  believes such prices  accurately  reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  If the Advisor  decides that a price  provided by the pricing  service does not  accurately  reflect the fair market value of the  securities,  when prices are not readily  available  from a pricing  service,  or when  restricted or illiquid  securities are being valued, securities  are  valued  at  fair  value  as  determined  in good  faith  by the Advisor,  subject  to  review  of the  Board.  Short-term  investments  in fixed income  securities with maturities of less than 60 days when acquired,  or which subsequently  are within 60 days of maturity,  are valued by using the amortized cost method of valuation,  which the Board has  determined  will  represent fair value.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$10,482,139	$0	$0	$10,482,139
Exchange Traded Funds	$0	$0	$0	$0
Preferred Stocks	$0			$0
Cash Equivalents	426,283	$0	$0	$426,283
Total	$10,908,422	$0	$0	$10,908,422

Item 2. Controls and Procedures.

    (a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

    (b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TANAKA Funds, Inc.

By      /s/ Graham Tanaka

*

       Graham Tanaka, President

Date  October 29, 2012

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By     /s/ Graham Tanaka

*

       Graham Tanaka, President

Date  October 29, 2012

By    /s/ Samuel Morrow

*

       Samuel Morrow, Chief Financial Officer

Date  October 29, 2012

* Print the name and title of each signing officer under his or her signature.